Note 6 - Investment Securities (Details) - Securities in a Continuous Unrealized Loss Position - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Temporarily Impaired Securities [Member]
Note 6 - Investment Securities (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Available-for-sale securities in a continuous unrealized loss position, less than 12 months, fair value	$ 17,245	$ 6,434	$ 63,772
Available-for-sale securities in a continuous unrealized loss position, less than 12 months, unrealized losses	221	30	2,676
Available-for-sale securities in a continuous unrealized loss position, 12 months or longer, fair value	31,493	51,399	6,240
Available-for-sale securities in a continuous unrealized loss position, 12 months or longer, unrealized losses	667	760	359
Available-for-sale securities in a continuous unrealized loss position, fair value	48,738	57,833	70,012
Available-for-sale securities in a continuous unrealized loss position, unrealized losses	888	790	3,035
Temporarily Impaired Securities [Member] | US Government Agencies Debt Securities [Member]
Note 6 - Investment Securities (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Available-for-sale securities in a continuous unrealized loss position, less than 12 months, fair value	3,200	4,486	18,247
Available-for-sale securities in a continuous unrealized loss position, less than 12 months, unrealized losses	5	12	520
Available-for-sale securities in a continuous unrealized loss position, 12 months or longer, fair value	4,472	13,077
Available-for-sale securities in a continuous unrealized loss position, 12 months or longer, unrealized losses	26	127
Available-for-sale securities in a continuous unrealized loss position, fair value	7,672	17,563	18,247
Available-for-sale securities in a continuous unrealized loss position, unrealized losses	31	139	520
Temporarily Impaired Securities [Member] | US States and Political Subdivisions Debt Securities [Member]
Note 6 - Investment Securities (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Available-for-sale securities in a continuous unrealized loss position, less than 12 months, fair value	3,795	526	3,340
Available-for-sale securities in a continuous unrealized loss position, less than 12 months, unrealized losses	80	12	198
Available-for-sale securities in a continuous unrealized loss position, 12 months or longer, fair value	1,440	1,772
Available-for-sale securities in a continuous unrealized loss position, 12 months or longer, unrealized losses	60	40
Available-for-sale securities in a continuous unrealized loss position, fair value	5,235	2,298	3,340
Available-for-sale securities in a continuous unrealized loss position, unrealized losses	140	52	198
Temporarily Impaired Securities [Member] | Collateralized Mortgage Backed Securities [Member]
Note 6 - Investment Securities (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Available-for-sale securities in a continuous unrealized loss position, less than 12 months, fair value	10,250	1,422	42,185
Available-for-sale securities in a continuous unrealized loss position, less than 12 months, unrealized losses	136	6	1,958
Available-for-sale securities in a continuous unrealized loss position, 12 months or longer, fair value	25,581	36,550	6,240
Available-for-sale securities in a continuous unrealized loss position, 12 months or longer, unrealized losses	581	593	359
Available-for-sale securities in a continuous unrealized loss position, fair value	35,831	37,972	48,425
Available-for-sale securities in a continuous unrealized loss position, unrealized losses	717	599	2,317
Other Than Temporarily Impaired Securities [Member]
Note 6 - Investment Securities (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Available-for-sale securities in a continuous unrealized loss position, less than 12 months, fair value	17,262	6,434	63,772
Available-for-sale securities in a continuous unrealized loss position, less than 12 months, unrealized losses	221	30	2,676
Available-for-sale securities in a continuous unrealized loss position, 12 months or longer, fair value	31,745	51,673	6,571
Available-for-sale securities in a continuous unrealized loss position, 12 months or longer, unrealized losses	693	790	399
Available-for-sale securities in a continuous unrealized loss position, fair value	49,007	58,107	70,343
Available-for-sale securities in a continuous unrealized loss position, unrealized losses	914	820	3,075
Other Than Temporarily Impaired Securities [Member] | Collateralized Mortgage Backed Securities [Member]
Note 6 - Investment Securities (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Available-for-sale securities in a continuous unrealized loss position, less than 12 months, fair value	17
Available-for-sale securities in a continuous unrealized loss position, 12 months or longer, fair value	252	274	331
Available-for-sale securities in a continuous unrealized loss position, 12 months or longer, unrealized losses	26	30	40
Available-for-sale securities in a continuous unrealized loss position, fair value	269	274	331
Available-for-sale securities in a continuous unrealized loss position, unrealized losses	$ 26	$ 30	$ 40